Fees and Expenses	Jul. 29, 2025
MATISSE DISCOUNTED CLOSED-END FUND STRATEGY | Matisse Discounted Closed-End Fund Strategy
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”).  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	“Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None
Redemption Fee (as a % of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.58%
Interest Expenses from Borrowing	0.10%
Acquired Fund Fees and Expenses[1]	1.56%
Total Annual Fund Operating Expenses	3.19%
1.“Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
Institutional Class	$322	$983	$1,669	$3,494

Expense Example, No Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
Institutional Class	$322	$983	$1,669	$3,494

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended March 31, 2025, the Fund’s portfolio turnover rate was 22.84% of the average value of its portfolio.

Portfolio Turnover, Rate	22.84%
MATISSE DISCOUNTED BOND CEF STRATEGY | Matisse Discounted Bond CEF Strategy
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	“Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements because the financial statements include the direct operating expenses incurred by the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None
Redemption Fee (as a % of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.51%
Acquired Fund Fees and Expenses[1]	1.26%
Total Annual Fund Operating Expenses	2.42%
1. “Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements because the financial statements include the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$245	$755	$1,291	$2,756

Expense Example, No Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$245	$755	$1,291	$2,756

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended March 31, 2025, the Fund’s portfolio turnover rate was 35.97% of the average value of its portfolio.

Portfolio Turnover, Rate	35.97%